Shareholder Report, Line Graph (Details) LMF1900_Western Asset Core Bond Fund_Class FI_TSR Annual {Class FI} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name											Class FI
Accumulated Value	$ 11,043	$ 11,002	$ 10,434	$ 12,605	$ 12,885	$ 11,851	$ 10,760	$ 10,876	$ 10,374	$ 10,000	$ 11,874
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,369	$ 11,229	$ 10,641	$ 12,232	$ 12,424	$ 11,556	$ 10,630	$ 10,628	$ 10,265	$ 10,000	$ 12,199